Note 2 Hedging Instruments Affected By IBOR (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
loans and advances [Member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA maturity after december 31 2021	€ 59
LIBOR EX USD maturity after december 31 2021	1,568
LIBOR USD maturity after june 30 2023	21,256
Total gross carrying amount	22,883
Debt securities [Member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA maturity after december 31 2021	0
LIBOR EX USD maturity after december 31 2021	0
LIBOR USD maturity after june 30 2023	158
Total gross carrying amount	158
debt securities issued [Member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA maturity after december 31 2021	0
LIBOR EX USD maturity after december 31 2021	243
LIBOR USD maturity after june 30 2023	1,974
Total gross carrying amount	2,217
deposits [Member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA maturity after december 31 2021	371
LIBOR EX USD maturity after december 31 2021	846
LIBOR USD maturity after june 30 2023	2,015
Total gross carrying amount	3,232
Derivatives [member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA maturity after december 31 2021	7,079
LIBOR EX USD maturity after december 31 2021	27,343
LIBOR USD maturity after june 30 2023	474,701
Total gross carrying amount	€ 509,122